Restricted Net Assets (Tables)	12 Months Ended
Dec. 31, 2025
Restricted Net Assets [Abstract]
Schedule of Restricted Net Assets	Amounts restricted include paid-in capital, additional paid-in capital, and the statutory reserves of the Company’s PRC subsidiaries.
	As of December 31,
	2024	2025
	RMB	RMB	US$
Additional paid-in-capital	203,150	203,150	29,050
Statutory reserve	32,647	32,647	4,668
	235,797	235,797	33,718